Loans and Leases (Nonaccrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	$ 6,003	$ 5,945
Loans and leases past due over 90 days and still accruing	154	260
Troubled debt restructurings	1,208	1,795
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	1,295	355
Troubled debt restructurings	29
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	3,462	4,113
Troubled debt restructurings	722	1,403
Agricultural Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	277	52
Loans and leases past due over 90 days and still accruing		260
Agriculture Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual		19
Loans and leases past due over 90 days and still accruing	73
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	3	12
Residential 1-4 Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	966	1,394
Loans and leases past due over 90 days and still accruing	81
Troubled debt restructurings	$ 457	$ 392